Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event
(22)	Subsequent Event

On February 7, 2018, the Court of Chancery granted Plaintiffs motion requesting that the Company reimburse the Plaintiff for Attorneys’ Fees and Expenses. The Company was ordered to reimburse the Plaintiff a sum of $610,312.40 within five business days of the order. For the year ended December 31, 2017, the Company recognized the reimbursement of fees to the Plaintiff as an expense. Any subsequent recover of fees from the Company’s insurance company will be recognized in the period it is received.

On February 23, 2018, Joseph Stilwell, the managing member of and owner of Stilwell Value LLC, filed a shareholder demand letter to demand that the Company’s Board of Directors take action against the issuers attorney’s, Edward B. Crosland of Jones Walker LLP and George M. Carter of Carter & Carter for legal malpractice and seek damages in excess of $1.0 million to the issue. As of the date of this filing, the Company has taken no action to address the demand letter.